UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Marshall Wace LLP
Address:  13th Floor, The Adelphi, 1/11 John Adam St., London WC2N 6HT

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher Messiana
Title: Head of North American Operations - MWNA LP
Phone: 203.625.3200
Signature, Place and Date of Signing:

      February 12, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    22127 (*1000)

                                                                FORM 13F INFORMATION TABLE
                                                               VALUE     SHARES/ SH/ PUT/     INVSTMT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER      TITLE OF CLASS     CUSIP        x($1000)  	 PRN AMT  PRN CALL    DISCRETN MANAGERS SOLE  SHARED  NONE
  ---------------------------- ---------------- --------- 	-------- -------- --- ----   -------- --------- -------- -------- -
D	ANNALY CAPITAL M	COMMON STOCK	035710409	1399	88161	  SH		SOLE	0	88161	0	0
D	ARCH COAL INC		COMMON STOCK	039380100	2444	150037	  SH		SOLE	0	150037	0	0
D	BANK OF HAWAII		COMMON STOCK	062540109	2247	49740	  SH		SOLE	0	49740	0	0
D	BB&T CORP		COMMON STOCK	054937107	2220	80841	  SH		SOLE	0	80841	0	0
D	DR REDDYS-ADR		ADRS STOCK	256135203	99	10100	  SH		SOLE	0	10100	0	0
D	MASSEY ENERGY CO	COMMON STOCK	576206106	2098	152133	  SH		SOLE	0	152133	0	0
D	MOBILE TELES-ADR	ADRS STOCK	607409109	10	382	  SH		SOLE	0	382	0	0
D	MORGAN STANLEY		COMMON STOCK	617446448	2940	183301	  SH		SOLE	0	183301	0	0
D	NDS GROUP PLC		COMMON STOCK	628891103	64	1113	  SH		SOLE	0	1113	0	0
D	NEW ORIENTAL-ADR	ADRS STOCK	647581107	134	2438	  SH		SOLE	0	2438	0	0
D	OIL SVC HLDRS TR	COMMON STOCK	678002106	6	77	  SH		SOLE	0	77	0	0
D	QUALCOMM INC		COMMON STOCK	747525103	3609	100725	  SH		SOLE	0	100725	0	0
D	Streamserve		COMMON STOCK	GB0000000666	1377	1377410	  SH		SOLE	0	1377410	0	0
D	SUNPOWER CORP-A		COMMON STOCK	867652109	340	9200	  SH		SOLE	0	9200	0	0
D	SUNPOWER CORP-B		COMMON STOCK	867652307	143	4700	  SH		SOLE	0	4700	0	0
D	SVB FINANCIAL GR	COMMON STOCK	78486Q101	1568	59788	  SH		SOLE	0	59788	0	0
D	US BANCORP		COMMON STOCK	902973304	1429	57142	  SH		SOLE	0	57142	0	0
S REPORT SUMMARY                17 DATA RECORDS              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED